UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-00750
Exact name of registrant as specified in charter:	Delaware Group® Equity Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	November 30
Date of reporting period:	May 31, 2018

Item 1. Reports to Stockholders

US equity mutual fund

Delaware Value® Fund

May 31, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Value® Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of product including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2017 to May 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2017 to May 31, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from December 1, 2017 to May 31, 2018 (Unaudited)

Delaware Value® Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Annualized Expense Ratio	Expenses Paid During Period 12/1/17 to 5/31/18*

Actual Fund return†
Class A	$1,000.00	$1,038.80	0.94%	$4.78
Class C	1,000.00	1,034.50	1.69%	8.57
Class R	1,000.00	1,037.40	1.19%	6.04
Institutional Class	1,000.00	1,040.10	0.69%	3.51
Class R6	1,000.00	1,040.60	0.59%	3.00

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.24	0.94%	$4.73
Class C	1,000.00	1,016.50	1.69%	8.50
Class R	1,000.00	1,019.00	1.19%	5.99
Institutional Class	1,000.00	1,021.49	0.69%	3.48
Class R6	1,000.00	1,021.99	0.59%	2.97

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and top 10 equity holdings

Delaware Value® Fund	As of May 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	98.93%
Consumer Discretionary	5.79%
Consumer Staples	5.88%
Energy	12.88%
Financials	14.71%
Healthcare	24.04%
Industrials	8.94%
Information Technology	12.49%
Materials	2.93%
Real Estate	3.17%
Telecommunication Services	5.78%
Utilities	2.32%
Short-Term Investments	0.90%
Total Value of Securities	99.83%
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Marathon Oil	3.33%
Intel	3.31%
Occidental Petroleum	3.31%
Lowe’s	3.26%
ConocoPhillips	3.24%
Abbott Laboratories	3.17%
Equity Residential	3.17%
CA	3.17%
Express Scripts Holding	3.12%
Quest Diagnostics	3.10%

Schedule of investments

Delaware Value® Fund	May 31, 2018 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 98.93%

Consumer Discretionary – 5.79%
Dollar Tree †	3,874,958	$320,032,781
Lowe’s	4,343,466	412,672,705

		732,705,486

Consumer Staples – 5.88%
Archer-Daniels-Midland	8,655,137	378,402,590
Mondelez International	9,335,760	366,615,295

		745,017,885

Energy – 12.88%
ConocoPhillips	6,095,184	410,754,450
Halliburton	7,644,099	380,217,484
Marathon Oil	19,653,500	421,174,505
Occidental Petroleum	4,973,422	418,762,132

		1,630,908,571

Financials – 14.71%
Allstate	3,858,782	360,718,941
American International Group	6,953,000	367,048,870
Bank of New York Mellon	7,086,674	387,995,402
BB&T	7,269,923	381,670,957
Marsh & McLennan	4,539,787	364,862,681

		1,862,296,851

Healthcare – 24.04%
Abbott Laboratories	6,516,600	400,966,398
Cardinal Health	6,966,044	362,861,232
CVS Health	5,853,002	371,021,797
Express Scripts Holding †	5,216,275	395,445,808
Johnson & Johnson	3,020,912	361,361,493
Merck & Co.	6,472,942	385,334,237
Pfizer	10,400,558	373,692,049
Quest Diagnostics	3,683,085	392,359,045

		3,043,042,059

Industrials – 8.94%
Northrop Grumman	1,150,962	376,652,315
Raytheon	1,800,734	377,253,773
Waste Management	4,568,099	377,827,468

		1,131,733,556

Information Technology – 12.49%
CA	11,214,177	400,794,686
Cisco Systems	8,997,747	384,293,774
Intel	7,599,529	419,494,001
Oracle	8,050,800	376,133,376

		1,580,715,837

	Number of shares	Value (US $)

Common Stock (continued)

Materials – 2.93%
DowDuPont	5,787,653	$371,046,434

		371,046,434

Real Estate – 3.17%
Equity Residential	6,263,500	400,801,365

		400,801,365

Telecommunication Services – 5.78%
AT&T	11,382,008	367,866,499
Verizon Communications	7,634,533	363,938,188

		731,804,687

Utilities – 2.32%
Edison International	4,732,798	294,190,724

		294,190,724

Total Common Stock (cost $9,042,553,715)		12,524,263,455

	Principal amount°

Short-Term Investments – 0.90%

Discount Note – 0.17%≠
Federal Home Loan Bank 1.48% 6/1/18	22,091,683	22,091,683

		22,091,683

Repurchase Agreements – 0.73%
Bank of America Merrill Lynch 1.70%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $12,572,330 (collateralized by US government obligations 0.00%–0.875% 4/15/19–11/15/45; market value $12,823,179)	12,571,736	12,571,736
Bank of Montreal 1.65%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $37,716,937 (collateralized by US government obligations 0.00%–3.625% 7/19/18–5/15/47; market value $38,469,524)	37,715,208	37,715,208
BNP Paribas 1.75%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $41,887,415 (collateralized by US government obligations 0.00%–3.625% 10/31/18–2/15/46; market value $42,723,086)	41,885,379	41,885,379

		92,172,323

Total Short-Term Investments (cost $114,264,006)		114,264,006

Total Value of Securities – 99.83% (cost $9,156,817,721)		$12,638,527,461

≠	The rate shown is the effective yield at the time of purchase.

Schedule of investments

Delaware Value® Fund

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Value® Fund	May 31, 2018 (Unaudited)

Assets:
Investments, at value[1]	$12,638,527,461
Cash	563
Receivable for securities sold	29,608,464
Dividends and interest receivable	23,700,876
Receivable for fund shares sold	16,799,035

Total assets	12,708,636,399

Liabilities:
Payable for securities purchased	21,948,744
Payable for fund shares redeemed	16,755,008
Investment management fees payable to affiliates	5,568,975
Other accrued expenses	3,342,606
Distribution fees payable to affiliates	1,001,024
Dividend disbursing and transfer agent fees and expenses payable to affiliates	209,622
Trustees’ fees and expenses payable	73,273
Audit and tax fees payable	47,930
Accounting and Administration expense payable to affiliates	41,118
Legal fees payable to affiliates	23,267
Reports and statements to shareholders expenses payable to affiliates	9,333
Income distribution payable	377

Total liabilities	49,021,277

Total Net Assets	$12,659,615,122

Net Assets Consist of:
Paid-in capital	$8,858,417,974
Undistributed net investment income	30,379,679
Accumulated net realized gain on investments	289,107,729
Net unrealized appreciation of investments	3,481,709,740

Total Net Assets	$12,659,615,122

Statement of assets and liabilities

Delaware Value® Fund

Net Asset Value
Class A:
Net assets	$2,216,345,212
Shares of beneficial interest outstanding, unlimited authorization, no par	101,806,828
Net asset value per share	$21.77
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$23.10

Class C:
Net assets	$553,190,820
Shares of beneficial interest outstanding, unlimited authorization, no par	25,489,813
Net asset value per share	$21.70

Class R:
Net assets	$133,237,150
Shares of beneficial interest outstanding, unlimited authorization, no par	6,125,491
Net asset value per share	$21.75

Institutional Class:
Net assets	$9,349,483,505
Shares of beneficial interest outstanding, unlimited authorization, no par	429,338,232
Net asset value per share	$21.78

Class R6:
Net assets	$407,358,435
Shares of beneficial interest outstanding, unlimited authorization, no par	18,706,686
Net asset value per share	$21.78

[1]Investments, at cost	$9,156,817,721

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Value® Fund	Six months ended May 31, 2018 (Unaudited)

Investment Income:
Dividends	$143,257,851
Interest	864,412

144,122,263

Expenses:
Management fees	32,630,505
Distribution expenses – Class A	2,851,544
Distribution expenses – Class C	2,909,176
Distribution expenses – Class R	362,997
Dividend disbursing and transfer agent fees and expenses	8,129,494
Accounting and administration expenses	1,146,095
Reports and statements to shareholders expenses	413,618
Legal fees	342,194
Trustees’ fees and expenses	286,226
Registration fees	175,425
Custodian fees	128,831
Audit and tax fees	17,750
Other	157,413

49,551,268
Less expenses paid indirectly	(7,132)

Total operating expenses	49,544,136

Net Investment Income	94,578,127

Net Realized and Unrealized Gain:
Net realized gain	301,803,625
Net change in unrealized appreciation (depreciation) of investments	101,134,665

Net Realized and Unrealized Gain	402,938,290

Net Increase in Net Assets Resulting from Operations	$497,516,417

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Value® Fund

	Six months
	ended
	5/31/18	Year ended
	(Unaudited)	11/30/17
Increase in Net Assets from Operations:
Net investment income	$94,578,127	$216,915,719
Net realized gain	301,803,625	299,686,219
Net change in unrealized appreciation (depreciation)	101,134,665	1,150,972,891

Net increase in net assets resulting from operations	497,516,417	1,667,574,829

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(18,035,645)	(46,154,015)
Class C	(2,380,470)	(4,972,550)
Class R	(960,464)	(2,014,628)
Institutional Class	(83,199,292)	(158,740,542)
Class R6	(3,060,573)	(2,387,072)
Net realized gain:
Class A	(56,425,425)	(31,808,065)
Class C	(14,323,983)	(6,514,395)
Class R	(3,829,940)	(1,315,512)
Institutional Class	(220,413,434)	(74,201,883)
Class R6	(6,862,565)	(49,990)

	(409,491,791)	(328,158,652)

Capital Share Transactions:
Proceeds from shares sold:
Class A	108,001,351	449,459,363
Class C	8,861,658	26,452,329
Class R	11,976,491	54,202,112
Institutional Class	1,118,399,798	3,794,049,428
Class R6	156,000,919	278,866,747

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	72,197,193	75,034,174
Class C	15,937,272	10,836,700
Class R	4,777,608	3,318,362
Institutional Class	283,843,807	217,455,536
Class R6	9,817,956	2,437,062

	1,789,814,053	4,912,111,813

	Six months
	ended
	5/31/18	Year ended
	(Unaudited)	11/30/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(373,787,312)	$(2,342,022,683)
Class C	(83,720,891)	(316,050,970)
Class R	(55,076,225)	(89,230,085)
Institutional Class	(1,358,982,452)	(4,593,736,571)
Class R6	(36,360,053)	(28,232,162)

	(1,907,926,933)	(7,369,272,471)

Decrease in net assets derived from capital share transactions	(118,112,880)	(2,457,160,658)

Net Decrease in Net Assets	(30,088,254)	(1,117,744,481)

Net Assets:
Beginning of period	12,689,703,376	13,807,447,857

End of period	$12,659,615,122	$12,689,703,376

Undistributed net investment income	$30,379,679	$43,437,996

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Value® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/18[1]
			Year ended

(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13

$ 21.63	$19.56	$18.15	$18.20	$16.06	$12.44

0.15	0.29	0.30	0.30	0.26	0.23
0.68	2.23	1.65	(0.08)	2.12	3.73

0.83	2.52	1.95	0.22	2.38	3.96

(0.17)	(0.29)	(0.30)	(0.27)	(0.24)	(0.34)
(0.52)	(0.16)	(0.24)	—	—	—

(0.69)	(0.45)	(0.54)	(0.27)	(0.24)	(0.34)

$ 21.77	$21.63	$19.56	$18.15	$18.20	$16.06

3.88%	13.05%	11.02%	1.21%	14.92%	32.41%

$2,216,345	$2,392,927	$3,928,981	$2,922,966	$2,410,759	$1,699,105
0.94%	0.95%	0.97%	0.98%	0.98%	1.01%
0.94%	0.95%	0.97%	0.98%	0.98%	1.06%
1.34%	1.43%	1.64%	1.63%	1.51%	1.61%
1.34%	1.43%	1.64%	1.63%	1.51%	1.66%
7%	16%	9%	12%	7%	6%

Financial highlights

Delaware Value® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/18[1] (Unaudited)
			Year ended

	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13

$ 21.57	$19.50	$18.10	$18.15	$16.01	$12.34

0.06	0.14	0.17	0.16	0.13	0.13
0.68	2.23	1.63	(0.08)	2.12	3.71

0.74	2.37	1.80	0.08	2.25	3.84

(0.09)	(0.14)	(0.16)	(0.13)	(0.11)	(0.17)
(0.52)	(0.16)	(0.24)	—	—	—

(0.61)	(0.30)	(0.40)	(0.13)	(0.11)	(0.17)

$ 21.70	$21.57	$19.50	$18.10	$18.15	$16.01

3.45%	12.26%	10.18%	0.45%	14.10%	31.38%

$553,191	$607,974	$818,879	$622,246	$415,076	$199,771
1.69%	1.70%	1.72%	1.73%	1.74%	1.77%
0.59%	0.68%	0.89%	0.88%	0.75%	0.87%
7%	16%	9%	12%	7%	6%

Financial highlights

Delaware Value® Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13

$ 21.61	$19.54	$18.14	$18.19	$16.05	$12.40

0.12	0.24	0.26	0.25	0.22	0.20
0.68	2.23	1.63	(0.08)	2.11	3.73

0.80	2.47	1.89	0.17	2.33	3.93

(0.14)	(0.24)	(0.25)	(0.22)	(0.19)	(0.28)
(0.52)	(0.16)	(0.24)	—	—	—

(0.66)	(0.40)	(0.49)	(0.22)	(0.19)	(0.28)

$ 21.75	$21.61	$19.54	$18.14	$18.19	$16.05

3.74%	12.78%	10.70%	0.95%	14.63%	32.17%

$133,237	$170,221	$184,004	$113,080	$37,236	$11,658
1.19%	1.20%	1.22%	1.23%	1.24%	1.27%
1.19%	1.20%	1.22%	1.23%	1.24%	1.35%
1.09%	1.18%	1.39%	1.38%	1.25%	1.37%
1.09%	1.18%	1.39%	1.38%	1.25%	1.29%
7%	16%	9%	12%	7%	6%

Financial highlights

Delaware Value® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period
Total return[3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/18[1] (Unaudited)
	Year ended

	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13

$ 21.64	$19.56	$18.16	$18.21	$16.06	$12.46

0.17	0.34	0.35	0.34	0.30	0.27
0.69	2.23	1.63	(0.08)	2.13	3.73

0.86	2.57	1.98	0.26	2.43	4.00

(0.20)	(0.33)	(0.34)	(0.31)	(0.28)	(0.40)
(0.52)	(0.16)	(0.24)	—	—	—

(0.72)	(0.49)	(0.58)	(0.31)	(0.28)	(0.40)

$ 21.78	$21.64	$19.56	$18.16	$18.21	$16.06

4.01%	13.38%	11.23%	1.47%	15.26%	32.73%

$9,349,484	$9,242,253	$8,870,934	$5,802,261	$3,946,576	$2,072,765
0.69%	0.70%	0.72%	0.73%	0.74%	0.77%
1.59%	1.68%	1.89%	1.88%	1.75%	1.87%
7%	16%	9%	12%	7%	6%

Financial highlights

Delaware Value® Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 5/31/18[1] (Unaudited)	Year ended 11/30/17	5/2/16[2] to 11/30/16
Net asset value, beginning of period	$ 21.64	$19.57	$18.49

Income from investment operations:
Net investment income[3]	0.18	0.36	0.22
Net realized and unrealized gain	0.69	2.23	1.04

Total from investment operations	0.87	2.59	1.26

Less dividends and distributions from:
Net investment income	(0.21)	(0.36)	(0.18)

Net realized gain	(0.52)	(0.16)	—

Total dividends and distributions	(0.73)	(0.52)	(0.18)

Net asset value, end of period	$ 21.78	$21.64	$19.57

Total return[4]	4.06%	13.45%	6.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$407,358	$276,328	$4,650
Ratio of expenses to average net assets[5]	0.59%	0.60%	0.62%
Ratio of net investment income to average net assets[5]	1.69%	1.78%	2.01%
Portfolio turnover	7%	16%	9% [6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”

[6]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2016.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware Value® Fund	May 31, 2018 (Unaudited)

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation  —   Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes  —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2018 and for all open tax years (years ended Nov. 30, 2015–Nov. 30, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on

Notes to financial statements

Delaware Value® Fund

1. Significant Accounting Policies (continued)

unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended May 31, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting  —  Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares are not allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements  —  The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2018, and matured on the next business day.

Use of Estimates  —  The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other  —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares and pays distributions from net investment income quarterly and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2018.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2018, the Fund earned $2,220 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expense paid indirectly.” For the six months ended May 31, 2018, the Fund earned $4,912 under this arrangement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. For the six months ended May 31, 2018, the Fund was charged $241,318 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the transfer agent agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2018, the Fund was charged $1,232,252 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Notes to financial statements

Delaware Value® Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares pay no 12b-1 fees. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of (1) 0.10% of the average daily net assets representing shares that were acquired prior to May 2, 1994 and (2) 0.25% of the average daily net assets representing shares that were acquired on or after May 2, 1994. All Class A shareholders will bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2018, the Fund was charged $147,817 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2018, DDLP earned $25,242 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2018, DDLP received gross CDSC commissions of $10,174 and $6,389 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended May 31, 2018 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2018, the Fund engaged in securities purchases of $2,744,767. For the six months ended May 31, 2018, there were no securities sold.

3. Investments

For the six months ended May 31, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$865,488,784
Sales	1,306,910,796

At May 31, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$9,156,817,721

Aggregate unrealized appreciation of investments	$3,583,690,065
Aggregate unrealized depreciation of investments	(101,980,325)

Net unrealized appreciation of investments	$3,481,709,740

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any

Notes to financial statements

Delaware Value® Fund

3. Investments (continued)

restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2018:

	Level 1	Level 2	Total

Securities
Assets:
Common Stock	$12,524,263,455	$—	$12,524,263,455
Short-Term Investments	—	114,264,006	114,264,006

Total Value of Securities	$12,524,263,455	$114,264,006	$12,638,527,461

During the six months ended May 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended May 31, 2018, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/18	Year ended 11/30/17

Shares sold:
Class A	4,967,413	22,311,832
Class C	406,889	1,319,995
Class R	551,006	2,693,424
Institutional Class	51,274,408	188,571,727
Class R6	7,151,306	13,787,470
Shares issued upon reinvestment of dividends and distributions:
Class A	3,364,305	3,752,495
Class C	742,835	543,558
Class R	222,587	165,729
Institutional Class	13,232,130	10,842,713
Class R6	458,073	119,695

	82,370,952	244,108,638

Shares redeemed:
Class A	(17,141,782)	(116,316,380)
Class C	(3,850,774)	(15,658,703)
Class R	(2,524,195)	(4,398,572)
Institutional Class	(62,270,242)	(225,749,293)
Class R6	(1,673,113)	(1,374,374)

	(87,460,106)	(363,497,322)

Net decrease	(5,089,154)	(119,388,684)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended May 31, 2018 and the year ended Nov. 30, 2017, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statement of changes in net assets.”

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Value
Six months ended 5/31/18	34,783	46,063	607,278	519	80,721	607,034	$15,175,181
Year ended 11/30/17	49,431,930	272,580	2,510,995	22,514	49,668,418	2,510,839	1,044,934,812

Notes to financial statements

Delaware Value® Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 5, 2018.

The Fund had no amounts outstanding as of May 31, 2018, or at any time during the period then ended.

6. Offsetting

Master Repurchase Agreements

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an MRA). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of May 31, 2018, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$12,571,736	$(12,571,736)	$—	$(12,571,736)	$—
Bank of Montreal	37,715,208	(37,715,208)	—	(37,715,208)	—
BNP Paribas	41,885,379	(41,885,379)	—	(41,885,379)	—

Total	$92,172,323	$(92,172,323)	$—	$(92,172,323)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of May 31, 2018.

(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105%

with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2018, the Fund had no securities out on loan.

Notes to financial statements

Delaware Value® Fund

8. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2018, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Value® Fund

Board consideration of sub-advisory agreements for Delaware Value Fund at a meeting held May 16-17, 2018

At a meeting held on May 16-17, 2018, the Board of Trustees of Delaware Group® Equity Funds II, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong (“MFMHK”) for Delaware Value Fund (the “Fund”). MIMGL and MFMHK may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMGL and MFMHK, including its personnel, operations, and financial condition, which had been provided by MIMGL and MFMHK, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMGL and MFMHK; information concerning MIMGL’s and MFMHK’s organizational structure and the experience of their key investment management personnel; copies of MIMGL’s and MFMHK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMGL and MFMHK; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMGL and MFMHK each would provide as a sub-advisor to the Fund. The Trustees considered the investment process to be employed by MIMGL and MFMHK in connection with DMC’s collaboration with MIMGL and MFMHK in managing the Fund, and the qualifications and experience of MIMGL and MFMHK’s equity teams with regard to implementing the Fund’s investment mandate. The Board considered MIMGL and MFMHK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMGL and MFMHK, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMGL and MFMHK to the Fund. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMGL and MFMHK, as well as MIMGL and MFMHK’s ability to render such services based on its experience, organization and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies.

Other Fund information (Unaudited)

Delaware Value® Fund

Board consideration of sub-advisory agreements for Delaware Value Fund at a meeting held May 16-17, 2018 (continued)

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to the additional quantitative investment resources, related technology support, and trading capabilities of MIMGL and MFMHK.

Sub-advisory fees. The Board considered that DMC would not pay MIMGL and MFMHK fees in conjunction with the services that would be rendered to the sub-advised Fund. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMGL and MFMHK would provide trade execution support, but that DMC’s portfolio managers for the Fund would retain portfolio management discretion over the Fund.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Fund increased, as applicable. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

About the organization

Board of trustees

Shawn K. Lytle President and Chief Executive Officer Delaware Funds® by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa
Former Chief Executive

Officer

Banco Itaú International

Miami,FL

Thomas K. Whitford

Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans

Former Vice President and
Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Value® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS II

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2018